Organization and Principal Activities (Details) - Schedule of consummation of the reverse recapitalization	Jun. 30, 2021 USD ($)
Schedule of consummation of the reverse recapitalization [Abstract]
Cash	$ 2,476,198
Prepaid expenses and other current assets	209
Warrant liabilities	(2,247,087)
Accrued expenses	(57,963)
Net assets acquired by LGHL as of June 16, 2020	$ 171,357